Properties (Components Of Properties) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total properties	$ 1,257.2	$ 1,339.0
Land [Member]
Property, Plant and Equipment [Line Items]
Total properties	3.3	3.8
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total properties	76.8	77.1
Machinery And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties	760.3	839.7
Internal-Use Software [Member]
Property, Plant and Equipment [Line Items]
Total properties	315.7	303.9
Rental Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties	$ 101.1	$ 114.5